Acquisitions and disposals - Additional Information (Details) $ / shares in Units, ر.س in Millions, £ in Millions, $ in Millions				12 Months Ended
	Aug. 15, 2022 GBP (£) payment	Jul. 18, 2022 GBP (£)	Jul. 01, 2022 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 GBP (£)	Jun. 06, 2024 GBP (£)	Jun. 06, 2024 USD ($)	Jan. 09, 2024 GBP (£)	Jan. 09, 2024 USD ($)	Apr. 18, 2023 GBP (£)	Apr. 18, 2023 USD ($) $ / shares	Nov. 24, 2022 GBP (£)	Nov. 24, 2022 SAR (ر.س)	Aug. 15, 2022 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration					£ 3,387
Maximum potential milestone payment									£ 319	$ 400
Goodwill					1,127
Fair value of contingent consideration					482
Intangible assets					2,964
Carrying value of investment net of non controlling interest		£ 11,000
Reclassification of cumulative exchange differences arising on translation of foreign currency net assets of divested subsidiaries and offsetting net investment hedges reserves		£ 600
Total gain on the demerger of Consumer Healthcare					10,084
Portion of consideration paid (received) consisting of cash and cash equivalents					5
Consumer Healthcare Business
Disclosure of detailed information about business combination [line items]
Percentage of GSK holding		68.00%
Dividend funded by debt financing		£ 10,400
Dividend funded by debt financing attributable to GSK		7,100
Dividends distributed from cash balance		600
Dividends distributed from cash balance attributable to GSK		400
Fair value of the assets distributed		£ 15,500
GSK Holding | Consumer Healthcare Business
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		54.50%
Haleon plc | Pfizer
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		32.00%
Haleon plc | GSK Aggregate Holding
Disclosure of detailed information about business combination [line items]
Percentage of ownership divested		80.10%
Percentage of ownership distributed		13.50%
Liability eliminated on demerger		£ 6,300
Additional gain amount		2,400
Fair value of holding		£ 3,900
Haleon plc | GSK Shareholders
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		54.50%
Haleon plc | GSK and GSKs Consolidated ESOT Trusts
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		6.00%
Haleon plc | Scottish Limited Partnerships
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		7.50%
Haleon plc | GSK Holding
Disclosure of detailed information about business combination [line items]
Percentage of ownership distributed		54.50%
Gain on distribution of fair value less book value of the attributable net assets of discontinued business amount		£ 7,700
Aiolos Bio, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%	100.00%
Total consideration						£ 896			£ 800	$ 1,004
Contingent liabilities recognised as of acquisition date									96	$ 120
Goodwill						191			191
Fair value of contingent consideration									£ 96
Intangible assets						886
Deferred tax liabilities recognised as of acquisition date						£ 188
Elsie Biotechnologies
Disclosure of detailed information about business combination [line items]
Total consideration							£ 40	$ 51
Goodwill							19	23
Fair value of contingent consideration							8	10
Intangible assets							27	35
Deferred tax liabilities recognised as of acquisition date							£ 6	$ 7
Bellus
Disclosure of detailed information about business combination [line items]
Total consideration				£ 1,605
Goodwill				109
Intangible assets				1,438
Deferred tax liabilities recognised as of acquisition date				136
Acquisition of interest in subsidiary, consideration per share (in USD per share) | $ / shares												$ 14.75
Equity interests of acquirer											£ 1,600	$ 2,000
Affinivax, Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%														100.00%
Contingent liabilities recognised as of acquisition date	£ 482
Goodwill					965
Cash and cash equivalents	1,800														$ 2,200
Payments made for transaction costs and other	£ 71
Number of potential milestone payments | payment	2
Business combination potential milestone payment per tranche	£ 500														$ 600
Affinivax, Inc | Deferred taxation
Disclosure of detailed information about business combination [line items]
Measurement period increase (decrease) recognised for particular assets, liabilities, non-controlling interests or items of consideration				(8)
Affinivax, Inc | Intangible assets
Disclosure of detailed information about business combination [line items]
Measurement period increase (decrease) recognised for particular assets, liabilities, non-controlling interests or items of consideration				39
Affinivax, Inc | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period increase (decrease) recognised for particular assets, liabilities, non-controlling interests or items of consideration				£ (31)
Sierra Oncology Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%													100.00%
Goodwill					£ 162
Cash and cash equivalents			£ 1,600													$ 1,900
Payments made for transaction costs and other			£ 52
Glaxo Saudi Arabia Limited (Saudi Arabia)
Disclosure of detailed information about business combination [line items]
Business combination step acquisition remaining equity interest acquired													25.00%	25.00%
Business combination consideration payable for step acquisition													£ 21	ر.س 94